Income Taxes, Uncertain Tax Positions (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Uncertain Tax Positions [Abstract]
Unrecognized tax benefits	$ 0
U.S. source gross transportation income tax	$ 23,962	$ 2,823